SUBSEQUENT EVENTS (Details Textual) - $ / shares		1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 10, 2016	Nov. 17, 2016	Oct. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross				121,759	12,553	91,982
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 4.50	$ 23.70	$ 37.80
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Conversion Conversion Price Per Share	$ 4.50
Conversion of Stock, Shares Converted	25.00005
Conversion of Stock, Shares Issued	5,556
Preferred Stock, Dividend Rate, Percentage	0.00%
Stockholders' Equity, Reverse Stock Split		one (1) for thirty (30)
Subsequent Event [Member] | Michael Elliot [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross			18,039
Sharebased Compensation Arrangement By Share based Payment Award Options Grants Weighted Average Contractual Term			7 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 4.20
Share Based Compensation Arrangement By Share Based Payment Award Options Vesting Description			4,510 shares vest monthly over a 12-month period and (ii) the remaining 13,529 shares vest upon achievements of certain milestones and time.
Subsequent Event [Member] | M. Thom [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross			2,500
Sharebased Compensation Arrangement By Share based Payment Award Options Grants Weighted Average Contractual Term			5 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 3.90
Subsequent Event [Member] | Richard E. Buller [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross			2,500
Sharebased Compensation Arrangement By Share based Payment Award Options Grants Weighted Average Contractual Term			5 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 4.05